Investments (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	$ 32,445	$ 31,250
Property, plant and equipment	153,424	130,169	$ 125,330
Total assets	217,067	187,191
Current liabilities	33,860	31,380
Non-current liabilities	104,232	85,975
Shareholders' equity	78,975	69,836	69,812	$ 59,876
Total liabilities and equity	217,067	187,191
Sales Revenue	102,409	124,474	83,966
Net income for the year	24,995	36,755	19,986
Increase (decrease) in cash and cash equivalents	4,731	(2,484)	(1,245)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity	392	344	405	$ 528
Net income for the year	111	132	$ 111
Fidc [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	7,803	3,951
Total assets	7,804	3,951
Current liabilities	8	1
Shareholders' equity	7,796	3,950
Total liabilities and equity	7,804	3,951
Net income for the year	1,203	416
Increase (decrease) in cash and cash equivalents	(1,133)	2
Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	260	200
Property, plant and equipment	314	298
Other non-current assets	4	3
Total assets	578	501
Current liabilities	250	145
Non-current liabilities	224	237
Shareholders' equity	104	119
Total liabilities and equity	578	501
Sales Revenue	349	350
Net income for the year	153	181
Increase (decrease) in cash and cash equivalents	$ 39	72
Consolidated structured entities [member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Sales Revenue		100
Net income for the year		21
Increase (decrease) in cash and cash equivalents		$ (14)